Loan Participations Payable, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) debt_instrument	Dec. 31, 2015 USD ($) debt_instrument
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt discounts and deferred financing costs, net	$ (28,449)	$ (31,566)
Loan participations payable, net	159,321	$ 152,086
Number of debt instruments | debt_instrument		2
Loans receivable	1,370,523	$ 1,539,696
Loan Participations Payable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan Participations Payable, gross	160,251
Debt discounts and deferred financing costs, net	(930)
Loan participations payable, net	$ 159,321
Loan Participation Payable One
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of debt instruments | debt_instrument	3
Loan Participations Payable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	$ 159,100	$ 153,000
Loan Participations Payable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted average interest rate	4.80%	4.60%